Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31
	2025	2024
Employees, salaries and related liabilities	462,110	447,161
Deferred Revenue	133,436	142,340
Warranty provision	12,335	12,335
Advances from customers	181,895	46,134
Accrued expenses	165,110	272,819
Other payables	11,726	13,206
	966,612	933,995